Digital Assets	6 Months Ended
Sep. 30, 2025
Digital Assets [Abstract]
DIGITAL ASSETS
8.	DIGITAL ASSETS

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Digital assets held on exchange institutions	378,969,693	221,162,809

The digital assets held on exchange institutions are measured at fair value. They represented balance of digital assets attributable to the Company held in shared wallets of the third-party exchanges. The balance is measured at fair value through profit or loss.